SIGNIFICANT ACCOUNTING POLICIES - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 13,754	$ 20,814	$ 12,417
Restricted cash	380	422	322
Cash and cash equivalents and restricted cash	$ 14,134	$ 21,236	$ 12,739